Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		8,136,348
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
EntityEmergingGrowthCompany	false
EntityShellCompany	false
EntityInteractiveDataCurrent	Yes
EntityIncorporationStateCountryCode	A6